Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2017
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Income and Comprehensive Income

(All amounts in thousands)

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
General and administrative expenses	(336,783)	(490,939)	(696,832)	(107,101)
Other operating income	—	—	77,513	11,914

Loss from operations	(336,783)	(490,939)	(619,319)	(95,187)
Interest expenses	(84,467)	(84,148)	(54,665)	(8,402)
Share of loss of affiliates	(80,422)	(65,492)	(21,319)	(3,277)
Impairment loss of investments	(68,648)	—	—	—
Equity income of subsidiaries and VIEs	2,159,985	2,677,396	2,644,958	406,524

Net income	1,589,665	2,036,817	1,949,655	299,658

Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(52,487)	(292,152)	342,348	52,618
Share of comprehensive (loss)/income of subsidiaries	(7,783)	19,525	(22,982)	(3,532)

Comprehensive income attributable to Vipshop Holdings Limited's shareholders	1,529,395	1,764,190	2,269,021	348,744

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2016	2017	2017
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	952	327,314	50,307
Investment in an affiliate	71,908	46,630	7,167
Available-for-sale investments	794	—	—
Investment in subsidiaries and VIEs	6,448,966	9,093,924	1,397,711
Amount due from subsidiaries and VIEs	3,654,162	8,941,899	1,374,345

TOTAL ASSETS	10,176,782	18,409,767	2,829,530

LIABILITIES AND EQUITY
Accrued expenses and other current liabilities	18,529	20,345	3,127
Convertible senior notes	4,381,698	4,094,903	629,375
Deferred income	44,375	—	—

Total liabilities	4,444,602	4,115,248	632,502

EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 101,508,264 and 114,716,587 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	66	74	11
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2016 and 2017, respectively)	11	11	2
Treasury stock, at cost (1,356,918 and nil Class A shares as of December 31, 2016 and 2017, respectively)	(707,441)	—	—
Additional paid-in capital	3,130,126	8,715,995	1,339,624
Retained earnings	3,653,026	5,602,681	861,116
Accumulated other comprehensive loss	(343,608)	(24,242)	(3,725)

Total shareholders' equity	5,732,180	14,294,519	2,197,028

TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	10,176,782	18,409,767	2,829,530

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

STATEMENTS OF CASH FLOWS

(All amounts in thousands)

	Year ended December 31,
	2015	2016	2017	2017
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	1,589,665	2,036,817	1,949,655	299,658
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(2,159,985)	(2,677,396)	(2,644,958)	(406,524)
Share of loss of affiliates	80,422	65,492	21,319	3,277
Impairment loss of investments	68,648	—	—	—
Share-based compensation expenses	302,941	475,653	667,098	102,531
Amortization of debt issuance cost	33,453	35,824	5,950	914
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	(8,081)	23,924	53,870	8,280
Deferred income	8,686	35,688	(44,109)	(6,779)

Net cash (used in) generated from operating activities	(84,251)	(3,998)	8,825	1,357

Cash flows from investing activities:
Investment in affiliates and VIEs	(335,974)	—	—	—
Investment in available-for-sale investments	(38,406)	—	—	—
Amounts due (from) to subsidiaries and VIEs	993,135	192,523	(5,277,028)	(811,064)

Net cash (provided by) used in investing activities	618,755	192,523	(5,277,028)	(811,064)

Cash flows from financing activities:
Repurchase of ordinary shares	(650,197)	(193,619)	—	—
Proceeds from issuance of ordinary shares upon exercise of stock options	6,323	5,747	5,969	917
Partial redemption of convertible senior notes	—	—	(21,697)	(3,335)
Proceeds from issuance of ordinary shares to new investors	—	—	5,610,337	862,293

Net cash (used in) provided by financing activities	(643,874)	(187,872)	5,594,609	859,875

Effect of exchange rate changes on cash and cash equivalents	108,650	44	(44)	(7)

Net (decrease) increase in cash and cash equivalents	(720)	697	326,362	50,161
Cash and cash equivalents at beginning of the period	975	255	952	146

Cash and cash equivalents at end of the period	255	952	327,314	50,307

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(All amounts in thousands, except for share or per share data)

        Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

        As of December 31, 2017, RMB6,112,334 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited ("Parent Company") has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs' subsidiaries from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends. No dividends have been paid by the subsidiaries in the PRC of the Company or the VIEs to the Company during the periods presented. Total restricted net assets of the Group represent net assets of the subsidiaries in the PRC, the VIEs and VIE's subsidiaries. The balance of restricted net assets was RMB4,278,531 and RMB6,112,334 of which RMB829,500 and RMB2,039,500 was attributed to the net assets of the VIEs and VIEs' subsidiaries, and RMB1,128,029 and RMB1,128,029 was attributed to the paid in capital of the WFOE, as of December 31, 2016 and 2017, respectively.

        During each of the three years in the period ended December 31, 2017, no cash dividend was declared and paid by the Parent Company.

        As of December 31, 2017, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.

Basis of preparation

        The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs' subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

        Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.